Subsequent Events - Schedule of Other Commitments (Details) (10K) (Parenthetical) - USD ($)	12 Months Ended
	Aug. 31, 2016	Oct. 31, 2016	Oct. 15, 2014
Note payable		$ 50,000	$ 605,980
Subsequent Event [Member] | Attorney Trust Account [Member]
Note payable	$ 50,000
Advance payable	$ 26,981
Preferred stock voting shares	1,000,000